LONG-TERM INVESTMENT (Tables)	12 Months Ended
Sep. 30, 2022
LONG-TERM INVESTMENT
Schedule of equity method investment

Equity method investment consisted of the following:

	As of	As of
	September 30, 2022	September 30, 2021
Equity method investment:
Cost of equity method investment	463,907	510,994
Profit from equity method investment	208,255	188,605
Dividend Distribution received	(54,592)	(60,133)
Total long-term investment	$617,570	$639,466